Details Of Balance Sheet Accounts	12 Months Ended
Dec. 31, 2010
Details Of Balance Sheet Accounts [Abstract]
Details of Balance Sheet Accounts
4.	Details of Balance Sheet Accounts

	December 31,
	2010	2009
	(In thousands)
Property and Equipment, net:
Machinery and equipment	$4,636	$3,665
Furniture and fixtures	1,068	1,336
Leasehold improvements	601	457
Computer software and equipment	4,103	4,454

	10,408	9,912
Less: accumulated depreciation	(5,642)	(5,239)

	$4,766	$4,673

Goodwill:
Beginning balance	$527,978	$527,912
Acquired during the period	—	—
Divested during the period	—	(212)
Adjustments to goodwill acquired in prior period	—	278

	$527,978	$527,978